N-2 - USD ($)				6 Months Ended
	Apr. 30, 2023	Oct. 31, 2022	Oct. 31, 2021	Apr. 30, 2023
Cover [Abstract]
Entity Central Index Key				0001275214
Amendment Flag				false
Document Type				N-CSRS
Entity Registrant Name				Calamos Strategic Total Return Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

Note 6 – Notes Payable

The Fund has entered into an Amended and Restated Liquidity Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $1,130.0 million, as well as engage in securities lending and securities repurchase transactions. Securities are loaned through Securities Loan Agreements. In Securities Loan Agreements, the “collateral” are the loaned securities themselves. Addtionally, the set-off and netting provisions of a Securities Loan Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Borrowings under the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest on the SSB Agreement is charged on the drawn amount at the rate of OBFR plus .80%. A commitment fee of .10% is payable on any undrawn balance. For the period ended April 30, 2023, the average borrowings under the Agreement were $800.5 million. For the period ended April 30, 2023, the average interest rate was 4.92%. As of April 30, 2023, the amount of total outstanding borrowings was $800.5 million, which approximates fair value. The interest rate applicable to the borrowings on April 30, 2023 was 5.30%.

Under the terms of the SSB Agreement, all securities lent through SSB must be secured continuously by collateral received in cash. Cash collateral held by SSB on behalf of a Fund may be credited against the amounts borrowed under the SSB Agreement. Under the terms of the SSB Agreement, SSB will return the value of the collateral to the borrower at the termination of the selected securities loan(s). When collateral is returned, SSB may offset the shortfall to the amount lent to the Fund under the SSB Agreement by either lending other securities of the Fund or replacing such amount through direct loans from SSB, without notice to or consent from the Fund and does not change the amount borrowed by the Fund. The cash collateral credits against the amounts borrowed are not reflected separately in the Statement of Assets and Liabilities but as a component of the Notes Payable. Under the terms of the SSB Agreement, the Fund will receive a rebate payment related to the securities lending and/or securities repurchase transactions which is reflected in interest expense in the Statement of Operations. The Fund has the right to call a loan and obtain the securities loaned at any time. As of April 30, 2023, approximately $726.6 million of securities were on loan ($85.1 million of fixed income securities and $641.5 million of equity securities) under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities. The borrowings are categorized as Level 2 within the fair value hierarchy.

Long Term Debt, Structuring [Text Block]

The Fund has entered into an Amended and Restated Liquidity Agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”) that allows the Fund to borrow up to a limit of $1,130.0 million, as well as engage in securities lending and securities repurchase transactions. Securities are loaned through Securities Loan Agreements. In Securities Loan Agreements, the “collateral” are the loaned securities themselves. Addtionally, the set-off and netting provisions of a Securities Loan Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Borrowings under the SSB Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest on the SSB Agreement is charged on the drawn amount at the rate of OBFR plus .80%. A commitment fee of .10% is payable on any undrawn balance. For the period ended April 30, 2023, the average borrowings under the Agreement were $800.5 million. For the period ended April 30, 2023, the average interest rate was 4.92%. As of April 30, 2023, the amount of total outstanding borrowings was $800.5 million, which approximates fair value. The interest rate applicable to the borrowings on April 30, 2023 was 5.30%.

Long Term Debt, Dividends and Covenants [Text Block]

Under the terms of the SSB Agreement, all securities lent through SSB must be secured continuously by collateral received in cash. Cash collateral held by SSB on behalf of a Fund may be credited against the amounts borrowed under the SSB Agreement. Under the terms of the SSB Agreement, SSB will return the value of the collateral to the borrower at the termination of the selected securities loan(s). When collateral is returned, SSB may offset the shortfall to the amount lent to the Fund under the SSB Agreement by either lending other securities of the Fund or replacing such amount through direct loans from SSB, without notice to or consent from the Fund and does not change the amount borrowed by the Fund. The cash collateral credits against the amounts borrowed are not reflected separately in the Statement of Assets and Liabilities but as a component of the Notes Payable. Under the terms of the SSB Agreement, the Fund will receive a rebate payment related to the securities lending and/or securities repurchase transactions which is reflected in interest expense in the Statement of Operations. The Fund has the right to call a loan and obtain the securities loaned at any time. As of April 30, 2023, approximately $726.6 million of securities were on loan ($85.1 million of fixed income securities and $641.5 million of equity securities) under the SSB Agreement which are reflected in the Investment in securities, at value on the Statement of Assets and Liabilities. The borrowings are categorized as Level 2 within the fair value hierarchy.

Mandatory Redeemable Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 323,500,000			$ 323,500,000
Preferred Stock Liquidating Preference	$ 25			$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 7 – Mandatory Redeemable Preferred Shares

The Fund has MRPS issued with an aggregate liquidation preference of $323,500,000, divided into four series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at April 30, 2023.

Series*	Issue Date	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series B	9/6/17	9/6/24	4.00%	3,220	$25	$80,500,000
Series C	9/6/17	9/6/27	4.24%	3,240	$25	$81,000,000
Series D	8/24/21	8/24/26	2.45%	2,480	$25	$62,000,000
Series F	3/8/22	5/24/27	2.68%	4,000	$25	$100,000,000
					Total	$323,500,000

On September 6, 2022, $80,500,000 of Series A MRPS were redeemed at $25.01 per share.

Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on MRPS over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

During the period ended April 30, 2023, all MRPS were rated `AA-’ by Kroll Bond Rating Agency LLC (“KBRA”). If the ratings of the MRPS are downgraded, the Fund’s dividend expense may increase, as described below.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by KBRA. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by KBRA, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

With regard to the Series B and C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as KBRA, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as KBRA, by application of the applicable rating agency guidelines.

With regard to Series D and F MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the Board of Trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Security Dividends [Text Block]

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA-” by KBRA. If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by KBRA, the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

Security Voting Rights [Text Block]

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the Board of Trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Preferred Stock Restrictions, Other [Text Block]

With regard to the Series B and C MRPS, so long as any MRPS are outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than non-cash distributions) with respect to Fund shares ranking junior to or on parity with the MRPS, unless (1) the Fund has satisfied the MRPS Overcollateralization Test (as defined below) on at least one “valuation date” in the preceding 65 calendar days, (2) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test (as defined below), (3) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the holders of MRPS and (4) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption or deposited sufficient monies with the Fund’s paying agent for that purpose, subject to certain grace periods and exceptions.

MRPS Asset Coverage Test: Asset coverage with respect to all outstanding senior securities and preferred shares, including the MRPS, determined in accordance with Section 18(h) of the 1940 Act, on the basis of values calculated as of a time within 48 hours (not including Sundays or holidays) next preceding the time of determination, must be greater than or equal to 225%.

MRPS Overcollateralization Test: So long as Fitch or any other NSRSO, such as KBRA, is then rating any class of the outstanding MRPS pursuant to the request of the Fund, satisfaction of only those overcollateralization ratios applicable to closed-end fund issuers with the same rating(s) as the Fund’s MRPS’ then-current rating(s) issued by Fitch or such other NSRSO, such as KBRA, by application of the applicable rating agency guidelines.

With regard to Series D and F MRPS, for so long as any MRPS are Outstanding, the Fund will not declare, pay or set apart for payment any dividend or other distribution (other than a dividend or distribution paid in shares of, or options, warrants or rights to subscribe for or purchase, Common Shares or other shares of beneficial interest, if any, ranking junior to the MRPS as to dividends or upon liquidation (collectively “non-cash distributions”) with respect to Common Shares or any other shares of the Series or Fund ranking junior to or on a parity with the MRPS as to dividends or upon liquidation, or call for redemption, redeem, purchase or otherwise acquire for consideration any Common Shares or any other such junior shares (except by conversion into or exchange for shares of the Fund ranking junior to the MRPS as to dividends and upon liquidation) or any such parity shares (except by conversion into or exchange for shares of the Fund ranking junior to or on a parity with the MRPS as to dividends and upon liquidation), unless (1) immediately after such transaction the Fund would satisfy the MRPS Asset Coverage Test, (2) full cumulative dividends on the MRPS due on or prior to the date of the transaction have been declared and paid to the Holders of MRPS, and (3) the Fund has redeemed the full number of MRPS required to be redeemed by any provision for mandatory redemption contained in Section 3(a) or deposited sufficient monies with the Paying Agent for that purpose (without regard to the provisions of the Special Proviso); provided that the Fund may make any distributions reasonably necessary for the Fund to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code and to avoid excise tax under Section 4982 of the Internal Revenue Code (“Tax Required Payments”). For the avoidance of doubt, any such Tax Required Payments would only be paid to holders of Common Shares after full cumulative dividends due on or prior to the date of the applicable distribution and any mandatory redemptions occurring on or prior to the date of the applicable distribution have been paid to the holders of MRPS.

Outstanding Securities [Table Text Block]

The Fund has MRPS issued with an aggregate liquidation preference of $323,500,000, divided into four series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at April 30, 2023.

Series*	Issue Date	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series B	9/6/17	9/6/24	4.00%	3,220	$25	$80,500,000
Series C	9/6/17	9/6/27	4.24%	3,240	$25	$81,000,000
Series D	8/24/21	8/24/26	2.45%	2,480	$25	$62,000,000
Series F	3/8/22	5/24/27	2.68%	4,000	$25	$100,000,000
					Total	$323,500,000

Outstanding Security, Authorized [Shares]	12,940,000
Outstanding Security, Held [Shares]	12,940,000
Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share	$ 14.11			$ 14.11
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Note 8 – Common Shares

There are unlimited common shares of beneficial interest authorized and 160,094,403 shares outstanding at April 30, 2023. Calamos Advisors did not own any of the outstanding shares at April 30, 2023. Transactions in common shares were as follows:

There are unlimited common shares of beneficial interest authorized and 160,094,403 shares outstanding at April 30, 2023. Transactions in common shares were as follows:

	Six Months ENDED April 30, 2023	YEAR ENDED October 31, 2022
Beginning shares	158,887,622	157,310,716
Shares sold	702,817	1,115,111
Shares issued through reinvestment of distributions	503,964	461,795
Ending shares	160,094,403	158,887,622

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market.

The Fund also may offer and sell common shares from time to time at an offering price equal to or in excess of the net asset value per share of the Fund’s common shares at the time such common shares are initially sold. For the period ended April 30, 2023, the Fund sold shares that were $0.0017 in excess of net asset value at an average sales price of $16.1376.

Security Preemptive and Other Rights [Text Block]

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may from time to time purchase its shares of common stock in the open market.

The Fund also may offer and sell common shares from time to time at an offering price equal to or in excess of the net asset value per share of the Fund’s common shares at the time such common shares are initially sold. For the period ended April 30, 2023, the Fund sold shares that were $0.0017 in excess of net asset value at an average sales price of $16.1376.

Outstanding Securities [Table Text Block]

There are unlimited common shares of beneficial interest authorized and 160,094,403 shares outstanding at April 30, 2023. Calamos Advisors did not own any of the outstanding shares at April 30, 2023. Transactions in common shares were as follows:

There are unlimited common shares of beneficial interest authorized and 160,094,403 shares outstanding at April 30, 2023. Transactions in common shares were as follows:

	Six Months ENDED April 30, 2023	YEAR ENDED October 31, 2022
Beginning shares	158,887,622	157,310,716
Shares sold	702,817	1,115,111
Shares issued through reinvestment of distributions	503,964	461,795
Ending shares	160,094,403	158,887,622

Outstanding Security, Held [Shares]	160,094,403	158,887,622	157,310,716
Series B Mandatory Redeemable Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 80,500,000			$ 80,500,000
Preferred Stock Liquidating Preference	$ 25			$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Series B
Outstanding Security, Held [Shares]	3,220,000
Series C Mandatory Redeemable Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 81,000,000			$ 81,000,000
Preferred Stock Liquidating Preference	$ 25			$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Series C
Outstanding Security, Held [Shares]	3,240,000
Series D Mandatory Redeemable Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 62,000,000			$ 62,000,000
Preferred Stock Liquidating Preference	$ 25			$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Series D
Outstanding Security, Held [Shares]	2,480,000
Series F Mandatory Redeemable Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount	$ 100,000,000			$ 100,000,000
Preferred Stock Liquidating Preference	$ 25			$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	Series F
Outstanding Security, Held [Shares]	4,000,000